Contract Liabilities - Summary of Grant Funding (Detail) - AUD ($)	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Contract Liabilities [Line Items]
Current - contract liabilities - hardware sales contracts	$ 3,938	$ 310,102
Non-current - Other liabilities	4,352,412
Contract liabilities	4,356,350	310,102
Hardware sales
Disclosure Of Contract Liabilities [Line Items]
Current - contract liabilities - hardware sales contracts	$ 3,938	$ 310,102